COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital additional purchase commitments
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 3,790,769	¥ 3,949,623
Purchase of land use rights
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 90,938	¥ 20,650